Income Tax - Summary of Unused Investment Credits (Detail) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 478,992	$ 17,058
Purchase of machinery and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2027
Purchase of machinery and equipment [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 405,188	14,430
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2026 and thereafter
Others [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 73,804	$ 2,628